Commitments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rent Payments on Company's Leases

Future minimum rent payments on the Company’s leases were as follows at March 31, 2018:

(dollars in thousands)
Year ending December 31:
2018 remaining	$1,338
2019	1,625
2020	1,396
2021	1,312
2022	1,089
Thereafter	4,117

$10,877

Future minimum rent payments on the Company’s leases were as follows as of December 31, 2017:

(dollars in thousands)
Year ending December 31:
2018	$1,857
2019	1,625
2020	1,396
2021	1,312
2022	1,029
Thereafter	4,102

$11,321

Schedule of Financial Commitments whose Contractual Amount Represents Credit Risk

At March 31, 2018 and December 31, 2017, the Company had the following financial commitments whose contractual amount represents credit risk:

(dollars in thousands)	March 31, 2018	December 31, 2017
Commitments to make loans	$103,354	$101,960
Unused lines of credit	119,964	99,217
Commercial and similar letters of credit	4,700	3,013
Standby letters of credit	1,575	1,575

	$229,593	$205,765

As of December 31, 2017 and 2016, the Company had the following financial commitments whose contractual amount represents credit risk:

	2017		2016
(dollars in thousands)	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$19,438	$82,522	$54,812	$13,191
Unused lines of credit	58,291	40,926	38,943	53,435
Commercial and similar letters of credit	3,013	—	8,966	—
Standby letters of credit	1,225	350	1,100	150

	$81,967	$123,798	$103,821	$66,776